Offerings	Oct. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class T Common Stock, Class S Common Stock, Class D Common Stock, Class I Common Stock
Maximum Aggregate Offering Price	$ 1,500,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207,150.00
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Class T Common Stock, Class S Common Stock, Class D Common Stock, Class I Common Stock
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Carry Forward Form Type	S-11
Carry Forward File Number	333-264628
Carry Forward Initial Effective Date	Nov. 04, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 92,700.00